UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:       President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     February 2, 2000

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	76

Form 13F Information Table Value Total: 	326,979

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     8254   162447 SH       SOLE                                     162447
Abbott Laboratories            COM              002824100     1579    43475 SH       SOLE                                      43475
Akzo Nobel NV Adr              COM              010199305      377     7575 SH       SOLE                                       7575
Alltel Corp Com                COM              020039103      254     3075 SH       SOLE                                       3075
American Express Co Com        COM              025816109     7048    42394 SH       SOLE                                      42394
Amgen Inc                      COM              031162100    20423   340018 SH       SOLE                                     340018
Aon Corp Com                   COM              037389103      233     5832 SH       SOLE                                       5832
Atlantic Richfield Co Com      COM              048825103      821     9490 SH       SOLE                                       9490
BP Amoco P L C Sponsored Adr   COM              055622104     2870    48382 SH       SOLE                                      48382
Bank Of America Corp New       COM              060505104      330     6585 SH       SOLE                                       6585
Bell Atlantic Corp             COM              077853109      772    12545 SH       SOLE                                      12545
Berkshire Hathaway Inc Del Cl  COM              084670108      280        5 SH       SOLE                                          5
Berkshire Hathaway Inc Del Cl  COM              084670207     5278     2884 SH       SOLE                                       2884
Bristol Myers Squibb           COM              110122108      210     3278 SH       SOLE                                       3278
Cable & Wireless PLC Sponsored COM              126830207     2062    38953 SH       SOLE                                      38953
Capital Crossing Bk Com        COM              140071101      128    10240 SH       SOLE                                      10240
Chase Manhattan                COM              16161A108     3508    45155 SH       SOLE                                      45155
Chelsea GCA Realty Inc Com     COM              163262108     2525    84890 SH       SOLE                                      84890
Chevron Corporation Com        COM              166751107     7197    83083 SH       SOLE                                      83083
Cisco Sys Inc                  COM              17275R102    26259   245129 SH       SOLE                                     245129
Citigroup Inc.                 COM              172967101      266     4784 SH       SOLE                                       4784
Coca-Cola                      COM              191216100     1383    23745 SH       SOLE                                      23745
Comair Holdings Inc Com        COM              199789108      629    26901 SH       SOLE                                      26901
Countrywide Cr Ind Del Com     COM              222372104      457    18095 SH       SOLE                                      18095
Dell Computer                  COM              247025109    13438   263500 SH       SOLE                                     263500
Developers Divers Rlty Com     COM              251591103     1761   136795 SH       SOLE                                     136795
Du Pont E I De Nemours Com     COM              263534109     4236    64299 SH       SOLE                                      64299
Duke Power Co                  COM              264399106      680    13575 SH       SOLE                                      13575
Duke Realty, Inc.              COM              264411505      457    23425 SH       SOLE                                      23425
E M C Corp Mass Com            COM              268648102      793     7260 SH       SOLE                                       7260
Eli Lilly & Co.                COM              532457108      212     3188 SH       SOLE                                       3188
Equity Resident Pptys Sh Ben I COM              29476L107      638    14939 SH       SOLE                                      14939
Ericsson L M Tel Co Adr Cl B S COM              294821400    17951   273270 SH       SOLE                                     273270
Exxon Mobil Corp Com           COM              30231G102    10741   133321 SH       SOLE                                     133321
Fannie Mae                     COM              313586109     5369    85986 SH       SOLE                                      85986
Federal Realty                 COM              313747206      529    28125 SH       SOLE                                      28125
Freddie Mac                    COM              313400301     4010    85195 SH       SOLE                                      85195
GTE Corp                       COM              362320103     2678    37957 SH       SOLE                                      37957
General Electric Co            COM              369604103     7924    51202 SH       SOLE                                      51202
Gillette                       COM              375766102     1901    46143 SH       SOLE                                      46143
Glaxo PLC                      COM              37733W105     5225    93520 SH       SOLE                                      93520
Gulf West Banks Inc Com        COM              402582100      213    24334 SH       SOLE                                      24334
Healthcare Rlty Tr Com         COM              421946104     1465    93750 SH       SOLE                                      93750
Home Depot                     COM              437076102    11625   169090 SH       SOLE                                     169090
Intel                          COM              458140100    24529   297997 SH       SOLE                                     297997
International Business Machine COM              459200101      331     3069 SH       SOLE                                       3069
Johnson & Johnson              COM              478160104      740     7931 SH       SOLE                                       7931
Lucent Technologies Com        COM              549463107     7147    95299 SH       SOLE                                      95299
MCI Worldcom Inc Com           COM              98155K102     7968   150168 SH       SOLE                                     150168
Meditrust Sh Ben Int           COM              58501T306      364    66171 SH       SOLE                                      66171
Merck & Co, Inc.               COM              589331107     8788   130794 SH       SOLE                                     130794
Microsoft                      COM              594918104    14847   127167 SH       SOLE                                     127167
Morgan J P & Co Inc Com        COM              616880100     4040    31905 SH       SOLE                                      31905
Nike Inc Cl B                  COM              654106103     1588    32035 SH       SOLE                                      32035
Nokia Corp Sponsored Adr       COM              654902204    10301    53914 SH       SOLE                                      53914
Oracle Corp Com                COM              68389X105    16277   145247 SH       SOLE                                     145247
Payless Cashways Inc Com Par $ COM              704378405       37    24413 SH       SOLE                                      24413
Pfizer                         COM              717081103     6520   201005 SH       SOLE                                     201005
Proctor & Gamble               COM              742718109      831     7583 SH       SOLE                                       7583
SBC Communications Inc         COM              78387G103     1223    25085 SH       SOLE                                      25085
SLM Holding Corporation        COM              78442A109     8252   195305 SH       SOLE                                     195305
Schering Plough                COM              806605101     4356   102796 SH       SOLE                                     102796
Softlink Inc Com               COM              83402U103       28    12000 SH       SOLE                                      12000
Teco Energy Inc.               COM              872375100      739    39800 SH       SOLE                                      39800
Telecom Arg Stet-Fra Spns Adr  COM              879273209     1470    42910 SH       SOLE                                      42910
Texaco                         COM              881694103     5560   102363 SH       SOLE                                     102363
United Dominion Rlty Tr Com    COM              910197102      476    48200 SH       SOLE                                      48200
Utilicorp United Inc.          COM              918005109      473    24350 SH       SOLE                                      24350
Walt Disney Co                 COM              254687106     4821   164818 SH       SOLE                                     164818
Warner Lambert                 COM              934488107     4244    51791 SH       SOLE                                      51791
Weingarten Realty              COM              948741103      243     6250 SH       SOLE                                       6250
Wrigley                        COM              982526105     2963    35725 SH       SOLE                                      35725
Cendant Corp Income Prides     PFD CV           151313301     1970    52700 SH       SOLE                                      52700
Freeport-Mcmoran Cop & Gold Pf PFD CV           35671D501      200    10500 SH       SOLE                                      10500
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      364     8315 SH       SOLE                                       8315
WHX Corp Pfd Cv Ser A          PFD CV           929248201      310     9550 SH       SOLE                                       9550